Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001803112
Current Fiscal Year End Date	--12-31
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-259361
Entity Registrant Name	TDCX Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	750D Chai Chee Road
Entity Address, Address Line Two	#06-01/06 ESR BizPark @ Chai Chee
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	469004
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	Deloitte & Touche LLP
Auditor Firm ID	1046
Auditor Location	Singapore
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value ofUS$0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	22,262,800
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	123,500,000
ADR [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representingone Class A ordinary share, par value ofUS$0.0001 per share
Trading Symbol	TDCX
Security Exchange Name	NYSE
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Laurent Junique
Entity Address, Address Line One	750D Chai Chee Road
Entity Address, Address Line Two	#06-01/06 ESR BizPark @ Chai Chee
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	469004
City Area Code	65
Local Phone Number	6309 1688